Cover	9 Months Ended
Dec. 31, 2019
Cover page.
Document Type	S-1
Entity Registrant Name	Dynatrace, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001773383